UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2009

Item 1.     Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2009

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	27.40%

Agricultural Operations	0.91%
Monsanto Co		26,500	$2,015,590

Banks - Money Center	1.90%
Goldman Sachs Group Inc		26,200	2,115,126
Morgan Stanley		104,400	2,112,012
			4,227,138

Beverages - Soft Drinks	0.85%
Coca Cola Co		44,000	1,879,680

Building - Heavy Construction	1.08%
Shaw Group Inc *		86,400	2,401,920

Chinese Stocks	0.21%
iShares FTSE/Xinhua China 25 Index		18,600	468,534

Commercial Services - Schools	1.02%
Grand Canyon Education		130,800	2,266,764

Computer - Manufacturers	1.44%
Apple Inc *		11,900	1,072,547
Hewlett-Packard Co		61,200	2,126,700
			3,199,247

Electrical - Equipment	0.50%
ABB Ltd		85,000	1,109,250

Finance - REIT	1.55%
Annaly Capital Management Inc		145,900	2,208,926
Capstead Mortgage Corp		116,200	1,239,854
			3,448,780

Food - Flour & Grain	0.50%
Archer Daniels Midland		40,900	1,119,842

Food - Misc Preparation	0.68%
Kraft Foods Inc Cl A		53,700	1,506,285

Insurance - Life	0.47%
Metlife Inc		36,700	1,054,391

Internet - Content	1.67%
BankRate Inc *		72,000	2,401,920
Google Inc *		3,900	1,320,267
			3,722,187

Internet - E-Commerce	0.58%
Amazon.com Inc *		21,800	1,282,276

Leisure - Gaming / Equipment	0.40%
Ameristar Casinos Inc *		99,500	892,515

Leisure - Movies & Related	0.96%
Discovery Com Cl A *		147,700	2,141,650

Leisure - Services	0.26%
Priceline.com Inc *		8,700	583,683

Machinery - General Industrial	0.25%
Foster Wheeler Ltd *		28,200	563,154

Medical-Drug / Diversified	1.79%
Abbott Laboratories		38,000	2,106,720
Johnson & Johnson		32,500	1,874,925
			3,981,645

Medical - Hospitals	0.61%
Community Health Systems, Inc *		73,100	1,362,584

Metal Ores - Gold / Silver	4.07%
Agnico Eagle Mines Ltd		24,400	1,294,176
Goldcorp Inc		90,900	2,687,913
Randgold Resources ADR		57,200	2,543,112
StreetTRACKS Gold Trust *		27,400	2,501,894
			9,027,095

Oil & Gas - International Integrated	0.30%
Petroleo Brasileiro Sa Ptr ADR		25,200	660,240

Oil & Gas - Refining / Marketing	1.10%
Valero Energy Corp		101,600	2,450,592

Oil & Gas - US Exploration & Production	0.19%
Comstock Resources *		11,100	423,243

Pollution Control - Services	1.04%
Republic Services Inc		89,200	2,306,712

Retail - Clothing / Shoe	0.65%
Hot Topic Inc *		169,500	1,447,530

Retail - Leisure Products	0.06%
Netflix Inc *		4,000	144,560

Retail - Major Discount Chains	0.92%
Wal-Mart Stores		43,400	2,045,008

Retail - Restaurants	0.91%
McDonalds Corp		35,000	2,030,700

Retail / Wholesale - Autos / Parts	0.53%
AutoNation Inc *		128,100	1,188,768

Total Common Stocks (Held Long)	27.40%		$60,951,563
Cost $59,375,924

CALL OPTIONS *

Exchange - Traded Fund	0.18%
iShares Russell 2000 Index Trust, Call 2/21/2008 - 46.00		1,380	$186,300
S&P 500 Depositary Receipt, Call 3/21/2009 - 85.00		570	213,750
			400,050

Total Call Options	0.18%		$400,050
Cost $578,677

PUT OPTIONS *	0.15%

Medical - Outpatient / Home Care	0.13%
Amedisys Inc, Put 6/20/2009 - 50.00		248	$290,160

Medical - Systems / Equipment	0.02%
Hill-Rom Holdings Inc, Put 6/20/2009 - 20.00		85	54,400

Total Put Options	0.15%		$344,560
Cost $308,168

			Market
		Shares	Value

CORPORATE BONDS	6.99%

Conagra Foods, Inc 6.750% due 9/15/2011		1,475,000	$1,544,244
Estee Lauder Co 7.750% due 11/1/2013		2,000,000	2,193,206
General Electric Capital Corp 4.800% due 5/1/2013		3,544,000	3,456,233
Hewlett-Packard Co 6.125% due 3/1/2014		4,400,000	4,821,995
Safeway Inc 5.625% due 8/15/2014		2,000,000	2,053,658
Tenet Healthcare 9.875% due 7/1/2014		1,843,000	1,483,615
			15,552,951

Total Corporate Bonds	6.99%		$15,552,951
Cost $15,125,092

Money Market Fund	54.30%
JP Morgan U.S. Treasury Plus
Money Market Fund **			$120,771,718

Total Money Market Fund	54.30%		$120,771,718
Cost $120,771,718

Total Investment in Securities	89.02%		198,020,842
Cost $196,159,579

Other Assets Less Liabilities	10.98%		24,394,506

Total Net Assets	100.00%		$222,415,348

* Non-income producing security
** A portion of the Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-24.10%

Apparel - Clothing Manufacturing	-1.05%
Polo Ralph Lauren Corp		-56,900	$-2,334,607

Banks - Money Center	-1.39%
JP Morgan Chase & Co		-41,200	-1,051,012
Wells Fargo & Company		-108,500	-2,050,650
			-3,101,662

Building - Hand Tools	-0.45%
Black & Decker Corp		-34,500	-997,395

Commercial Services - Miscellaneous	-1.07%
Automatic Data Processing		-35,900	-1,304,247
Paychex Inc		-43,900	-1,066,331
			-2,370,578

Commercial Services - Staffing	-1.57%
Manpower Inc		-72,200	-2,054,812
Robert Half Intl Inc		-83,600	-1,417,020
			-3,471,832

Computer - Networking	-0.56%
Juniper Networks Inc *		-87,500	-1,239,000

Computer Software - Medical	-0.92%
Cerner Corp *		-61,000	-2,056,920

Consumer Products - Misc	-0.74%
Energizer Holdings Inc *		-34,600	-1,647,998

US Treasury Bond Fund	-1.78%
iShares Barclays 7-10 Year Treasury Bond Fund		-18,500	-1,751,950
iShares Lehman 1-3 Year Treasury Bond Fund		-26,300	-2,216,827
			-3,968,777

Electrical - Semiconductor Equip	-0.47%
KLA Tencor Corp		-52,300	-1,048,092

Electrical - Equipment	-0.92%
Cooper Industries Inc		-75,800	-2,039,778

Finance-Consumer / Commercial Lenders	-0.39%
Capital One Financial Corp		-54,600	-864,864

Finance - REIT	-0.20%
Simon Property Group Inc		-10,100	-434,098

Finance - Savings & Loan	-1.17%
New York Community Bancorp		-197,000	-2,610,250

Financial Services - Misc	-0.49%
Mastercard Inc Cl A		-8,000	-1,086,240

Insurance - Diversified	-0.05%
Principal Financial Group Inc		-6,300	-104,517

Insurance - Life	-0.38%
Torchmark Corp		-28,100	-843,000

Leisure - Products	-0.83%
Harley Davidson Inc		-151,300	-1,842,834

Leisure - Services	-0.36%
Royal Caribbean Cruises *		-122,800	-796,972

Medical - Outpatient / Home Care	-1.84%
Amedisys Inc *		-99,500	-4,102,385

Medical - Products	-1.28%
Stryker Corp		-54,200	-2,289,408
Wright Medical Group Inc *		-27,300	-566,202
			-2,855,610

Medical - Systems / Equipment	-1.68%
Hill-Rom Holdings Inc		-61,300	-863,104
Idexx Laboratories Inc *		-61,900	-2,030,320
Kinetic Concepts Inc *		-34,600	-833,860
			-3,727,284

Medical / Dental - Supplies	-1.98%
Henry Schein Inc *		-59,800	-2,238,314
Patterson Companies Inc *		-117,200	-2,155,308
			-4,393,622

Paper & Paper Products	-0.64%
Rock Tenn Co Cl A		-45,800	-1,427,586

Retail - Clothing / Shoe	-0.28%
Mens Wearhouse Inc		-54,200	-631,430

Retail - Leisure Products	-0.36%
Pool Corp		-51,200	-811,520

Retail - Miscellaneous	-0.17%
Sothebys		-43,600	-378,884

Retail / Wholesale - Office Supplies	-0.09%
Staples Inc		-12,800	-204,032

Telecom - Wireless Equipment	-0.99%
Garmin Ltd		-125,700	-2,203,521

Total Securities Sold Short	-24.10%		$-53,595,288
Proceeds -$56,280,302

* Non-income producing security

Item 2.   Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By: /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 25, 2009

By: /s/ William C. Horne
William C. Horne
Treasurer

Date:March 25, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)